Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Consolidation of Subsidiaries

The financial statements include the accounts of the Company’s subsidiaries:

Company	Registered	% Owned
Shoal Media (Canada) Inc.	British Columbia, Canada	100%
Kidoz Ltd.	Israel	100%
Prado Media Ltd. (formerly Rooplay Media Ltd.)	British Columbia, Canada	100%
Rooplay Media Kenya Limited	Kenya	100%
Shoal Media Inc.	Anguilla	100%
Shoal Games (UK) Plc	United Kingdom	99%
Shoal Media (UK) Ltd.	United Kingdom	100%

Schedule of Property, Plant and Equipment, Useful Life
Equipment and computers	3 years
Furniture and fixtures	5 years

Schedule of Share-based Payment Award, Stock Option

The fair value of each option grant has been estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2022	2021	2020
Expected dividend yield	-	-	-
Volatility	90.20%	107.06%	123%
Risk-free interest rate	1.57%	0.52%	0.32%
Expected life of options	5 years	5 years	5 years
Forfeiture rate	5%	5%	5%

Schedule of Finite-Lived Intangible Assets, Amortization Period

The Company identified the following intangible assets in the acquisition of Kidoz Ltd. Finite life intangible assets are recorded at historical cost less accumulated amortization based on their estimated useful life and any impairment is determined in accordance with ASC 360. The Company does not have any indefinite life intangible assets. Amortization is provided for annually on the straight-line method over the following periods:

Amortization period
Ad Tech technology	5 years
Kidoz OS technology	3 years
Customer relationships	8 years

Schedule of Earnings Per Share, Basic and Diluted

The income (loss) per share data for the year ended December 31, 2022 and 2021 are summarized as follows:

	2022	2021	2020
(Loss) Income for the year	$(1,347,113)	$(190,321)	$103,971

Basic and diluted weighted average number of common shares outstanding	131,481,983	131,340,989	131,124,989

Basic and diluted (loss) income per common share outstanding	$(0.01)	$(0.00)	0.00